UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  028-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Rockbay Capital Advisors, Inc., its
               general partner
Name:          Atul Khanna
Title:         CEO
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna             New York, NY                     5/12/04
----------------           --------------                    -------
   [Signature]              [City, State]                     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

\
                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         63
Form 13F Information Table Value Total:         487,063
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01        028-10689                     Rockbay Capital Advisors, Inc.




                                 TITLE                     VALUE      SHARES/ SH/ PUT/     INVSTMT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP      (x$1000)    PRN AMT PRN CALL     DSCRETN    MANAGERS   SOLE   SHARES  NONE
------------------------------   ----------  ---------  --------      ------- ---- ----    -------    --------  ------  ------  ----
AT&T Wireless                    COM         00209a106     8622       633500  SH        SHARED-DEFINED    01    633500
AT&T Wireless                    COM         00209a106     2042       150000  SH CALL   SHARED-DEFINED    01    150000
Advanced Medical Optics          COM         00763m108     8296       340000  SH        SHARED-DEFINED    01    340000
Altria Group                     COM         02209s103    20419       375000  SH        SHARED-DEFINED    01    375000
Altria Group                     COM         02209s103    17969       330000  SH PUT    SHARED-DEFINED    01    330000
BKF Capital Group                COM         05548g102     4778       185200  SH        SHARED-DEFINED    01    185200
Banta Corp                       COM         066821109     6240       134800  SH        SHARED-DEFINED    01    134800
Boise Cascade                    COM         097383103    29279       845000  SH        SHARED-DEFINED    01    845000
Boise Cascade                    COM         097383103     6930       200000  SH CALL   SHARED-DEFINED    01    200000
Boise Cascade                    COM         097383103    10395       300000  SH PUT    SHARED-DEFINED    01    300000
Cablevision Systems              COM         12686c109    10067       440000  SH        SHARED-DEFINED    01    440000
California Coastal Communicati   COM         129915203     3545       194800  SH        SHARED-DEFINED    01    194800
Caraco Pharm Labs                COM         14075t107     4092       402800  SH        SHARED-DEFINED    01    402800
Chippac Inc.                     COM         169657103     7000       885000  SH        SHARED-DEFINED    01    885000
Circuit City Stores              COM         172737108     7232       640000  SH        SHARED-DEFINED    01    640000
Clarus Corporation               COM         182707109     7952       800000  SH        SHARED-DEFINED    01    800000
Clorox                           COM         189054109     9537       195000  SH        SHARED-DEFINED    01    195000
Commonwealth Telephone           COM         203349105     4921       120000  SH        SHARED-DEFINED    01    120000
Conseco Inc.                     COM         208464883     7527       325000  SH        SHARED-DEFINED    01    325000
Conseco Inc.                     COM         208464883     4632       200000  SH PUT    SHARED-DEFINED    01    200000
Consol Energy Inc.               COM         20854p109     5360       200000  SH        SHARED-DEFINED    01    200000
DDI Corp                         COM         233162304     1031       100000  SH        SHARED-DEFINED    01    100000
Danielson Holding Corp           COM         236274106     1860       200000  SH        SHARED-DEFINED    01    200000
Eagle Materials B                COM         26969p207     3212        55000  SH        SHARED-DEFINED    01    55000
Footstar Inc.                    COM         344912100      980       400000  SH        SHARED-DEFINED    01    400000
Gentek Inc.                      COM         37245x203    14952       356000  SH        SHARED-DEFINED    01    356000
Halliburton Company              COM         406216101    21273       700000  SH        SHARED-DEFINED    01    700000
Halliburton Company              COM         406216101     8205       270000  SH CALL   SHARED-DEFINED    01    270000
Hayes Lemmerz Intl.              COM         420781304     7541       490000  SH        SHARED-DEFINED    01    490000
Holly Corp                       COM         435758305     6108       191700  SH        SHARED-DEFINED    01    191700
Hudson Highland Group, Inc       COM         443792106     1625        58300  SH        SHARED-DEFINED    01    58300
IDT Corp-Class B                 COM         448947309     3023       150000  SH        SHARED-DEFINED    01    150000
Intergraph Corp                  COM         458683109    16739       690000  SH        SHARED-DEFINED    01    690000
Intertan Inc.                    COM         461120107     3213       230000  SH        SHARED-DEFINED    01    230000
J.C. Penney Co.                  COM         708160106    10434       300000  SH        SHARED-DEFINED    01    300000
J.C. Penney Co.                  COM         708160106     5217       150000  SH CALL   SHARED-DEFINED    01    150000
Liberate Technologies            COM         530129105     3371      1070000  SH        SHARED-DEFINED    01    1070000
Liberty Media                    COM         530718105     8760       800000  SH        SHARED-DEFINED    01    800000
MI Developments Inc.             COM         55304x104    12491       446100  SH        SHARED-DEFINED    01    446100
Magellan Health                  COM         559079207    15315       545000  SH        SHARED-DEFINED    01    545000
Marathon Oil Corp                COM         565849106     4343       129000  SH        SHARED-DEFINED    01    129000
Metals USA                       COM         591324207     2004       155000  SH        SHARED-DEFINED    01    155000
Motient Corporation              COM         619908304     2755       430500  SH        SHARED-DEFINED    01    430500
Motorola Inc.                    COM         620076109     7920       450000  SH        SHARED-DEFINED    01    450000
NeighborCare Inc.                COM         64015y104     7795       320000  SH        SHARED-DEFINED    01    320000
Orbimage Inc.                    COM         68555y101     1995       105000  SH        SHARED-DEFINED    01    105000
PG & E Corp                      COM         69331C108    21872       755000  SH        SHARED-DEFINED    01    755000
PG & E Corp                      COM         69331C108     4346       150000  SH CALL   SHARED-DEFINED    01    150000
Pathmark Stores Inc.             COM         70322a101     7382       925000  SH        SHARED-DEFINED    01    925000
Pentair Inc.                     COM         709631105    11310       191700  SH        SHARED-DEFINED    01    191700
Plains Expl & Prod Co LP         COM         726505100     2796       150000  SH        SHARED-DEFINED    01    150000
Plains Resources Inc.            COM         726540503    19449      1069800  SH        SHARED-DEFINED    01    1069800
Resource America                 COM         761195205    12037       652400  SH        SHARED-DEFINED    01    652400
Riverstone Networks              COM         769320102     1772      1205500  SH        SHARED-DEFINED    01    1205500
Seitel Inc.                      COM         816074306     3383       895000  SH        SHARED-DEFINED    01    895000
Solutia Inc.                     COM         834376105      419      1075000  SH        SHARED-DEFINED    01    1075000
Southern Union                   COM         844030106     9380       495000  SH        SHARED-DEFINED    01    495000
Sunterra Corp                    COM         86787d208     4078       301200  SH        SHARED-DEFINED    01    301200
Tenaris SA Sponsored ADR         COM         88031m109     2528        77093  SH        SHARED-DEFINED    01    77093
TV Azteca S.A.                   COM         901145102     4475       475000  SH CALL   SHARED-DEFINED    01    475000
UnitedGlobalCom Inc. - Class A   COM         913247508     8323       980334  SH        SHARED-DEFINED    01    980334
Washington Group Intl            COM         938862208    10995       300000  SH        SHARED-DEFINED    01    300000
Zilog Inc.                       COM         989524301     3521       279000  SH        SHARED-DEFINED    01    279000
                                                           ----
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